Accounts Receivable and Other	12 Months Ended
Mar. 31, 2022
Receivables [Abstract]
Accounts Receivable and Other

NOTE 4: — ACCOUNTS RECEIVABLE AND OTHER

a.
Trade, net:

The following table summarizes the impact of accounts receivable reserves and allowance for doubtful accounts on the gross trade accounts receivable balances at each balance sheet date:

	March 31,
	2022	2021
Trade accounts receivable, gross	$437,557	$409,198

Reserves for sales deductions:
Chargebacks	(111,308)	(119,090)
Other sales deductions	(52,343)	(53,058)
Customer rebates	(10,708)	(22,498)
Allowance for doubtful accounts	(16,226)	(1,013)
Trade accounts receivable, net	$246,972	$213,539
a.
Other receivables and prepaid expenses:

	March 31,
	2022	2021
Government authorities	$27,752	$26,112
Prepaid expenses	13,229	12,891
Due from related parties	14,371	9,835
Advances to suppliers	991	1,134
Interest receivable	311	143
Other	3,073	3,232
	$59,727	$53,347